Acquisition of Navios Acquisition - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Aug. 25, 2021
Fair value of Navios Acquisition's assets acquired and liabilities assumed:
Favorable lease terms					$ 112,139
Bargain gain upon obtaining control	$ 0	$ 0	$ 0	$ 44,053
Navios Acquisition [Member]
Purchase consideration:
Fair value of the consideration					150,000
Fair value of noncontrolling interest (37.6%)					57,635
Total purchase price					207,635
Fair value of Navios Acquisition's assets acquired and liabilities assumed:
Vessels					1,003,040
Other long-term assets					27,291
Operating lease assets					128,619
Current assets (including cash and restricted cash of $32,394)					64,180
Favorable lease terms					112,139
Unfavorable lease terms					(6,529)
Long term debt and financial liabilities assumed (including current portion)					(811,608)
Operating lease liabilities (including current portion)					(128,619)
Current liabilities					(176,916)
Fair value of net assets acquired					211,597
Bargain gain upon obtaining control					$ 3,962